Financial Derivative Contracts and Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Schedule of Financial Assets and Liabilities
a)	Total derivative contracts portfolio

The Bank and subsidiaries use the following derivative financial instruments for hedge accounting and trading purposes, which, in order to capture the credit risk in the valuation, are adjusted to reflect the CVA (Credit Value Adjustment) and DVA (Debit Value Adjustment). The detail of these instruments is presented below:

	As of December 31, 2019		As of December 31, 2018
	Assets	Liabilities	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	203,868	144,069	86,562	75,615
Derivatives held for trading	2,951,089	2,793,965	1,282,395	1,037,191
Totals	3,154,957	2,938,034	1,368,957	1,112,806

Schedule of Portfolio of Financial Derivative Assets

Financial derivative assets

	As of December 31, 2019
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	8,174,950	3,931,647	1,234,741	454,300
Currency swaps	217,953	923,526	6,640,937	855,780
Interest rate swaps	4,125,562	7,225,228	31,308,891	1,840,855
Call currency options	34,713	49,753	748	3,805
Put currency options	5,067	15,940	—	217
Totals	12,558,245	12,146,094	39,185,317	3,154,957

	As of December 31, 2018
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	3,643,505	703,790	419,833	342,993
Currency swaps	168,254	1,817,002	6,449,984	468,093
Interest rate swaps	3,061,784	8,933,622	34,958,699	553,608
Call currency options	26,435	102,163	17,750	4,217
Put currency options	1,119	33,260	—	46
Totals	6,901,097	11,589,837	41,846,266	1,368,957

Schedule of Portfolio of Financial derivative liabilities

Financial derivative liabilities

	As of December 31, 2019
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	11,622,926	4,440,565	830,870	504,276
Currency swaps	182,481	831,635	6,249,881	769,072
Interest rate swaps	2,939,069	6,101,205	29,362,545	1,662,363
Call currency options	31,482	51,810	—	1,758
Put currency options	18,837	39,941	374	565
Totals	14,794,795	11,465,156	36,443,670	2,938,034

	As of December 31, 2018
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	1,406,262	550,427	113,872	322,241
Currency swaps	658,937	1,035,357	3,169,546	298,415
Interest rate swaps	3,111,787	5,826,465	26,522,433	489,718
Call currency options	11,540	35,344	—	1,493
Put currency options	16,367	38,172	11,115	939
Totals	5,204,893	7,485,765	29,816,966	1,112,806

Schedule of Portfolio of Derivative Financial Instruments for Hedge Accounting and Trading Purposes

As of December 31, 2019 and 2018, the portfolio of financial derivative instruments held for hedge accounting and trading purposes is as follows:

	As of December 31, 2019
	Notional			Fair value
		Between 3
		months and
	Up to 3 months	1 year	Over 1 year	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	3,679,576	1,371,790	3,072,685	203,868	144,069
Fair value hedge
Currency forwards	—	—	—	—	—
Currency swaps	—	—	47,463	—	1,479
Interest rate swaps	—	29,342	1,952,968	152,011	50,247
Subtotals	—	29,342	2,000,431	152,011	51,726
Cash flow hedge
Currency forwards	1,426,697	849,243	556,633	4,174	17,798
Currency swaps	—	47,155	78,592	6,145	2,703
Interest rate swaps	32,408	—	437,029	2,722	5,820
Subtotals	1,459,105	896,398	1,072,254	13,041	26,321
Hedge of net investment in a foreign operation
Currency forwards	2,220,471	446,050	—	38,816	66,022
Subtotals	2,220,471	446,050	—	38,816	66,022

Derivatives held for trading	23,673,464	22,239,460	72,556,302	2,951,089	2,793,965
Currency forwards	16,150,708	7,076,919	1,508,978	411,310	420,456
Currency swaps	400,434	1,708,006	12,764,763	849,635	764,890
Interest rate swaps	7,032,223	13,297,091	58,281,439	1,686,122	1,606,296
Call currency options	66,195	101,563	748	3,805	1,758
Put currency options	23,904	55,881	374	217	565
Subtotals	23,673,464	22,239,460	72,556,302	2,951,089	2,793,965
Totals	27,353,040	23,611,250	75,628,987	3,154,957	2,938,034

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

	As of December 31, 2018
	Notional			Fair value
		Between 3
		months and
	Up to 3 months	1 year	Over 1 year
	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	3,744,312	1,323,671	2,527,255	86,562	75,615
Fair value hedge
Currency forwards	32,639	17,421	102,847	16,461	5,814
Currency swaps	610,980	192,926	—	7,697	11,038
Interest rate swaps	1,231	52,105	2,194,956	15,492	16,995
Subtotals	644,850	262,452	2,297,803	39,650	33,847
Cash flow hedge
Currency forwards	2,188,426	—	130,191	4,835	1,283
Currency swaps	—	330,033	—	13,363	17,593
Interest rate swaps	—	198,573	99,261	1,119	1,892
Subtotals	2,188,426	528,606	229,452	19,317	20,768
Hedge of net investment in a foreign operation
Currency forwards	911,036	532,613	—	27,595	21,000
Subtotal	911,036	532,613	—	27,595	21,000

Derivatives held for trading	8,361,678	17,751,931	69,135,977	1,282,395	1,037,191
Currency forwards	1,917,666	704,183	300,667	294,102	294,144
Currency swaps	216,211	2,329,400	9,619,530	447,033	269,784
Interest rate swaps	6,172,340	14,509,409	59,186,915	536,997	470,831
Call currency options	37,975	137,507	17,750	4,217	1,493
Put currency options	17,486	71,432	11,115	46	939
Subtotals	8,361,678	17,751,931	69,135,977	1,282,395	1,037,191
Totals	12,105,990	19,075,602	71,663,232	1,368,957	1,112,806

Schedule of the Effective Portion Generated by Cash Flow Derivatives

	As of December 31,
	2019		2018
	Effective	Ineffective	Effective	Ineffective
	portion	portion	portion	portion
	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	(3,698)	(516)	13,963	2,032
Commercial loans (interest rate)	1,135	289	1,270	270
Time deposits and other time liabilities
Time deposits	(4,275)	91	(158)	—
Debt instruments issued
Current bonds	—	—	(3,829)	(2,718)
Interbank borrowings
Interbank loans	(3,019)	(8)	43	—
Forecast Transaction
Payment in USD	3,065	—	—	—
Totals	(6,792)	(144)	11,289	(416)

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

The effective portion generated by cash flow derivatives recorded in the Statement of Changes in Equity as of December 31, 2019 and 2018. The ineffective portion is recognized immediately in the Consolidated Statement of Income. This ineffectivess is generated because both the hedged item and the hedged object do not mirror each other, which means that changes in value attributable to rate and reset components are not fully offset, but remain within the effectiveness range defined by the standard.

The income generated by cash flow hedge derivatives whose effect was transferred from Other Comprehensive Income to Income for the year, is as follow:

	As of December 31,
	2019	2018
	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	—	—
Commercial loans (interest rate)	—	—
Time deposits and other time liabilities
Time deposits	789	200
Debt instruments issued
Current bonds	—	—
Interbank borrowings
Interbank loans	—	—
Forecast Transaction
Payment in USD	—	—
Totals	789	200

Schedule of Gains or Losses on the Hedge of the Net Investment
•	The ineffective portion is recognized in profit or loss. No such amounts were recorded in 2019 and 2018.

		As of December 31,
	Notes	2019	2018
		MCh$	MCh$
Opening balances		21,657	47,454
Gains (losses) on hedge of net investment in foreign operation, before tax	24 b.	(46,786)	(35,338)
Income tax relating to hedges of net investment in foreign operations	24 b.	14,373	9,541
Ending balances		(10,756)	21,657

Schedule of Hedge Net Investment

Hedge of net investment

	As of December 31, 2019
					Statements of
					Changes in	Statement
	Notional				Equity	of Income
					Effective
		Between 1 and	Between 3 and		portion for the	Ineffective
	Up to 1 year	3 years	6 years	Over 6 years	year	portion
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Net investment in New York Branch	2,360,798	—	—	—	(35,744)	—
Net investment Itaú Corpbanca Colombia	305,723	—	—	—	(11,042)	—
Total	2,666,521	—	—	—	(46,786)	—
Hedging instrument
Foreign currency forwards	2,666,521	—	—	—	(46,786)	—

	As of December 31, 2018
					Statements of
					Changes in	Statement
	Notional				Equity	of Income
					Effective
		Between 1 and	Between 3 and		portion for the	Ineffective
	Up to 1 year	3 years	6 years	Over 6 years	year	portion
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Net investment in New York Branch	1,326,934	—	—	—	(26,179)	—
Net investment Itaú Corpbanca Colombia	116,715	—	—	—	(10,354)	—
Total	1,443,649	—	—	—	(36,533)	—
Hedging instrument
Foreign currency forwards	1,443,649	—	—	—	(36,533)	—

Fair Value Hedges [Member]
Statement [LineItems]
Schedule of nominal value of hedge items

The following table presents the hedged items and the hedging instrument at fair value as of December 31, 2019 and 2018, detailed by maturity:

	As of December 31, 2019
	Notional
		Between 1	Between 3 and
	Up to 1 year	and 3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Loans and accounts receivable from customers
Commercial and mortgage loans	1,032	—	—	—	1,032
Mortgage loans (1)	—	342,159	80,629	263,067	685,855
Financial instruments at FVTPL
Treasury bonds	—	52,704	49,932	25,458	128,094
Debt instruments issued
Current bonds	28,310	98,310	80,620	1,007,834	1,215,074
Totals	29,342	493,173	211,181	1,296,359	2,030,055
Hedging instruments
Currency forwards	—	—	—	—	—
Currency swaps	—	47,463	—	—	47,463
Interest rate swaps	29,342	445,428	211,181	1,296,359	1,982,310
Totals	29,342	492,891	211,181	1,296,359	2,029,773

(1)	Colombia: The information includes the effects on the hedge item generated by prepayments, therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

	As of December 31, 2018
	Notional
		Between 1	Between 3 and
	Up to 1 year	and 3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Loans and accounts receivable from customers
Commercial and mortgage loans	1,232	156,772	261,860	289,724	709,588
Available for sale investments
Treasury bonds	666,388	52,132	35,297	42,189	796,006
Debt instruments issued
Current bonds	239,682	55,132	94,000	1,310,697	1,699,511
Totals	907,302	264,036	391,157	1,642,610	3,205,105
Hedging instruments
Currency forwards	—	—	—	—	—
Currency swaps	187,578	—	—	—	187,578
Interest rate swaps	719,724	264,036	391,157	1,642,610	3,017,527
Totals	907,302	264,036	391,157	1,642,610	3,205,105

Below is an estimate of the periods in which flows are expected to be produced:

Forecasted cash flows by interest rate risk:

	As of December 31, 2019
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows (1)	9,890	66,797	13,343	4,570	94,600
Outflows	(45,795)	(36,038)	(129,595)	(54,460)	(265,888)
Net Flows	(35,905)	30,759	(116,252)	(49,890)	(171,288)
Hedging instruments (*)
Outflows	(9,890)	(66,515)	(13,343)	(4,570)	(94,318)
Inflows	45,795	36,038	129,595	54,460	265,888
Net flows	35,905	(30,477)	116,252	49,890	171,570

(1)	Colombia: The information includes the effects on the hedge item generated by prepayments, therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

	As of December 31, 2018
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	9,678	17,366	15,632	7,728	50,404
Outflows	(24,604)	(37,185)	(50,215)	(70,615)	(182,619)
Net flows	(14,926)	(19,819)	(34,583)	(62,887)	(132,215)
Hedging instruments (*)
Outflows	(9,678)	(17,366)	(15,632)	(7,728)	(50,404)
Inflows	24,604	37,185	50,215	70,615	182,619
Net flows	14,926	19,819	34,583	62,887	132,215

(*)    Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.

Cash Flow Hedges [Member]
Statement [LineItems]
Schedule of nominal value of hedge items

The following table presents the nominal values of the hedged item as of December 31, 2019 and 2018:

	As of December 31, 2019
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts at amortized cost
Loans (inflation-indexed)	1,804,079	566,729	—	—	2,370,808
Commercial loans (interest rate)	5,000	43,000	—	—	48,000
Time deposits and other time liabilities
Time deposits	27,408	—	342,633	41,300	411,341
Debt instruments issued
Current bonds	—	—	—	—	—
Interbank borrowings
Interbank loans	476,036	—	78,592	—	554,628
Forecast Transaction
Payment in USD	42,979	—	—	—	42,979
Totals	2,355,502	609,729	421,225	41,300	3,427,756
Hedging instruments
Currency forwards	2,275,939	556,633	—	—	2,832,572
Currency swaps	47,155	—	78,592	—	125,747
Interest rate swaps	32,408	53,096	342,633	41,300	469,437
Totals	2,355,502	609,729	421,225	41,300	3,427,756

	As of December 31, 2018
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	2,015,643	9,961	—	—	2,025,604
Commercial loans (interest rate)	—	28,000	20,000	—	48,000
Time deposits and other time liabilities
Time deposits	129,100	52,027	—	46,698	227,825
Debt instruments issued
Current bonds	173,683	—	—	—	173,683
Interbank borrowings
Interbank loans	398,606	—	72,766	—	471,372
Totals	2,717,032	89,988	92,766	46,698	2,946,484
Hedging instruments
Currency forwards	2,073,971	—	—	—	2,073,971
Currency swaps	444,488	—	72,766	—	517,254
Interest rate swaps	198,573	89,988	20,000	46,698	355,259
Totals	2,717,032	89,988	92,766	46,698	2,946,484

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

Below is an estimate of the periods in which flows are expected to occur.

Forecasted cash flows by interest rate risk:

	As of December 31, 2019
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	43,430	23,797	—	—	67,227
Outflows	(484,997)	(17,615)	(13,260)	(941)	(516,813)
Net Flows	(441,567)	6,182	(13,260)	(941)	(449,586)
Hedging instruments (*)
Outflows	(43,430)	(23,797)	—	—	(67,227)
Inflows	484,997	17,615	13,260	941	516,813
Net flows	441,567	(6,182)	13,260	941	449,586

	As of December 31, 2018
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	1,848,702	169,442	521	—	2,018,665
Outflows	(11,046)	(3,797)	(5,693)	(2,837)	(23,373)
Net Flows	1,837,656	165,645	(5,172)	(2,837)	1,995,292
Hedging instruments (*)
Outflows	(1,848,702)	(169,442)	(521)	—	(2,018,665)
Inflows	11,046	3,797	5,693	2,837	23,373
Net flows	(1,837,656)	(165,645)	5,172	2,837	(1,995,292)

(*)    Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.